Financial Risk Management Objectives and Policies (Tables)	12 Months Ended
Dec. 31, 2023
Financial Risk Management Objectives and Policies [Abstract]
Schedule of Exchange Rate

The following table demonstrates the sensitivity at the end of each of the Relevant Periods to a reasonably possible change in the $ and RMB exchange rate, with all other variables held constant, of the Group’s profit before tax (due to changes in the fair values of monetary assets and liabilities).

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2021
If the $ strengthens against the RMB	5	—	2,398
If the $ weakens against the RMB	(5)	—	(2,651)

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
At December 31, 2022
If the $ strengthens against the RMB	5	—	(1,939)
If the $ weakens against the RMB	(5)	—	4,081

	Increase/	Increase/
	(decrease) in	(decrease)	Increase/
	$/RMB	in net	(decrease)
	rate%	loss	in equity
		$’000	$’000
As of December 31, 2023
If the $ strengthens against the RMB	5	(1,010)	(943)
If the $ weakens against the RMB	(5)	1,116	1,042

Schedule of Financial Liabilities of Each Relevant Periods, Based on the Contractual Undiscounted Payments

The maturity profile of the Group’s financial liabilities as of the end of each Relevant Periods, based on the contractual undiscounted payments, is as follows:

	As of December 31, 2022
		Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Financial liabilities at FVTPL	—	290,368	—	—	290,368
Trade and bills payables	13,098	—	—	—	13,098
Financial liabilities included in other payables and accruals	3,877	—	—	—	3,877
Interest-bearing bank borrowings	—	4,307	—	—	4,307
Total	16,975	294,675	—	—	311,650

	As of December 31, 2023
		Less than
	On demand	1 year	1 to 5 years	Over 5 years	Total
	$’000	$’000	$’000	$’000	$’000
Financial liabilities at FVTPL	—	—	—	—	—
Trade and bills payables	14,348	—	—	—	14,348
Financial liabilities included in other payables and accruals	4,890	—	—	—	4,890
Interest-bearing bank borrowings	—	30,357	—	—	30,357
Total	19,238	30,357	—	—	49,595

Schedule of Asset Liability Ratios

The asset-liability ratios as of the end of each of the Relevant Periods are as follows:

	As of December 31,
	2022	2023
	$’000	$’000
Total assets	72,594	130,189
Total liabilities	313,887	50,786
Asset-liability ratio (Note i)	0.23	2.56

Note i:

The asset-liability ratio is calculated by dividing total assets by total liabilities.